Intangible assets and liabilities (Details Narrative)	12 Months Ended
Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, amortization method	straight line
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	6 years 1 month 6 days
Acquired Finite-lived Intangible Asset, Residual Value	$ 0
Intangible liabilities, amortization method	straight line